Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Option Plan One [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding on March 31, 2023	125,000	125,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years	8 years 6 months
Options Exercisable, Number Exercisable on March 31, 2023	125,000	125,000
Options Exercisable, Exercise Price (in Dollars per share)	$ 1.41	$ 1.41
Stock Option Plan Two [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding on March 31, 2023	370,000	370,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years	8 years 6 months
Options Exercisable, Number Exercisable on March 31, 2023	277,500	277,500
Options Exercisable, Exercise Price (in Dollars per share)	$ 1.81	$ 1.81
Stock Option Plan Three [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding on March 31, 2023	95,000	95,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years	8 years 6 months
Options Exercisable, Number Exercisable on March 31, 2023	31,667	31,667
Options Exercisable, Exercise Price (in Dollars per share)	$ 2.49	$ 2.49
Stock Option Plan Four [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding on March 31, 2023	590,000	590,000
Options Exercisable, Number Exercisable on March 31, 2023	434,167	434,167